Investments Accounted for Using the Equity Method (Summarized Statement of Comprehensive Income for Material Associates) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of associates [line items]
Revenue	¥ 89,198,492	¥ 74,623,575	¥ 100,269,667
Other comprehensive income	141,798	(11,512)	7,449
Total comprehensive income for the year	2,218,404	644,886	2,234,614
Shanghai Secco [member]
Disclosure of associates [line items]
Revenue	29,723,223	21,626,059	28,341,032
Post-tax profit/(loss) from continuing operations	3,125,904	2,412,802	3,383,582
Other comprehensive income	0	0	0
Total comprehensive income for the year	3,125,904	2,412,802	3,383,582
Dividend received from the associate	634,341	473,600	507,400
Chemical Industry [member]
Disclosure of associates [line items]
Revenue	1,709,110	1,683,096	1,936,537
Post-tax profit/(loss) from continuing operations	396,761	404,117	609,540
Other comprehensive income	43,488	(30,089)	19,470
Total comprehensive income for the year	440,249	374,028	629,010
Dividend received from the associate	52,225	32,522	30,225
Jinsen [member]
Disclosure of associates [line items]
Revenue	165,499	187,580	197,199
Post-tax profit/(loss) from continuing operations	(16,657)	(8,232)	(16,996)
Other comprehensive income	0	0	0
Total comprehensive income for the year	(16,657)	(8,232)	(16,996)
Dividend received from the associate	0	0	0
Azbil [member]
Disclosure of associates [line items]
Revenue	427,378	340,905	297,694
Post-tax profit/(loss) from continuing operations	61,711	48,264	38,448
Other comprehensive income	0	0	0
Total comprehensive income for the year	61,711	48,264	38,448
Dividend received from the associate	19,200	9,200	12,000
Shidian Energy [member]
Disclosure of associates [line items]
Revenue	489,490	472,640	112,143
Post-tax profit/(loss) from continuing operations	33,269	36,696	5,166
Other comprehensive income	0	0	0
Total comprehensive income for the year	33,269	36,696	5,166
Dividend received from the associate	¥ 0	¥ 0	¥ 0